OMB APPROVAL
OMB Number:	3235-0582
Expires:	March 31, 2018
Estimated average burden hours per response: 7.2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22043

Invesco Dynamic Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/16 – 6/30/17

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22043
Reporting Period: 07/01/2016 - 06/30/2017
Invesco Dynamic Credit Opportunities Fund

=Invesco Dynamic Credit Opportunities Fund======================================

Arch Coal, Inc.

Ticker: ARCH                 Security ID: 039380407
Meeting Date: MAY 4, 2017    Meeting Type: Annual
Record Date: MAR 8, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Patrick J. Bartels, Jr.  For       For          Management
1b    Elect Director James N. Chapman         For       For          Management
1c    Elect Director John W. Eaves            For       For          Management
1d    Elect Director Sherman K. Edmiston, III For       For          Management
1e    Elect Director Patrick A. Kriegshauser  For       For          Management
1f    Elect Director Richard A. Navarre       For       For          Management
1g    Elect Director Scott D. Vogel           For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management

--------------------------------------------------------------------------------

BMC Stock Holdings, Inc.

Ticker: BMCH                 Security ID: 05591B109
Meeting Date: MAY 11, 2017   Meeting Type: Annual
Record Date: MAR 20, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director David W. Bullock         For       For          Management
1b    Elect Director David L. Keltner         For       For          Management
1c    Elect Director Jeffrey G. Rea           For       For          Management

2     Ratify PricewaterhouseCoopers LLP as Au For       For          Management
      ditors
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation

--------------------------------------------------------------------------------

LyondellBasell Industries N.V.

Ticker: LYB                  Security ID: N53745100
Meeting Date: MAY 24, 2017   Meeting Type: Annual
Record Date: APR 26, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Robert G. Gwin           For       For          Management
1b    Elect Director Jacques Aigrain          For       For          Management
1c    Elect Director Lincoln Benet            For       For          Management
1d    Elect Director Jagjeet S. Bindra        For       For          Management
1e    Elect Director Robin Buchanan           For       For          Management
1f    Elect Director Stephen F. Cooper        For       For          Management
1g    Elect Director Nance K. Dicciani        For       For          Management
1h    Elect Director Claire S. Farley         For       For          Management
1i    Elect Director Isabella D. Goren        For       For          Management
1j    Elect Director Bruce A. Smith           For       For          Management
1k    Elect Director Rudy van der Meer        For       For          Management
2     Adoption of Dutch Statutory Annual Acco For       For          Management
      unts
3     Approve Discharge of Management Board   For       For          Management
4     Approve Discharge of Supervisory Board  For       For          Management
5     Ratify PricewaterhouseCoopers Accountan For       For          Management
      ts N.V. as Auditors
6     Ratify PricewaterhouseCoopers LLP as Au For       For          Management
      ditors
7     Approve Dividends of EUR 0.85 Per Share For       For          Management
8     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
9     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
10    Authorize Repurchase of Up to 10 Percen For       For          Management
      t of Issued Share Capital
11    Amend Omnibus Stock Plan                For       For          Management

--------------------------------------------------------------------------------

New Millennium Holdco, Inc.

Ticker:                      Security ID: 647530203
Meeting Date: MAY 24, 2017   Meeting Type: Annual
Record Date: APR 8, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Ronald A. Rittenmeyer    For       For          Management

1.2   Elect Director Eugene I. Davis          For       For          Management
1.3   Elect Director Jeffrey D. Goldberg      For       For          Management
1.4   Elect Director Stephen Gray             For       For          Management
1.5   Elect Director Joan B. Stafslien        For       For          Management

--------------------------------------------------------------------------------

Nobina AB

Ticker: NOBINA               Security ID: W5750K119
Meeting Date: MAY 31, 2017   Meeting Type: Annual
Record Date: MAY 24, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2     Elect Chairman of Meeting               For       For          Management
3     Prepare and Approve List of Shareholder For       For          Management
      s
4     Approve Agenda of Meeting               For       For          Management
5     Designate Inspector(s) of Minutes of Me For       For          Management
      eting
6     Acknowledge Proper Convening of Meeting For       For          Management
8a    Accept Financial Statements and Statuto For       For          Management
      ry Reports
8b    Approve Allocation of Income and Divide For       For          Management
      nds of SEK 3.10 Per Share
8c    Approve Discharge of Board and Presiden For       For          Management
      t
9     Determine Number of Members (6) and Dep For       For          Management
      uty Members (0) of Board; Determine Num
      ber of Auditors (1) and Deputy Auditors
       (0)
10    Approve Remuneration of Directors in th For       For          Management
      e Amount of SEK 900,000 for Chairman an
      d SEK 450,000 for Other Directors; Appr
      ove Remuneration of Auditors
11    Reelect Jan Sjoqvist, Ragnar Norback, J For       For          Management
      ohn Allkins and Graham Oldroyd as Direc
      tors; Elect Monica Lingegard and Liselo
      tt Kilaas as New Directors; Ratify Pric
      ewaterhouseCoopers as Auditors
12    Authorize Chairman of Board and Represe For       For          Management
      ntatives of Three of Company's Largest
      Shareholders to Serve on Nominating Com
      mittee
13    Approve Remuneration Policy And Other T For       For          Management
      erms of Employment For Executive Manage
      ment
14a   Approve Performance Share plan          For       For          Management
14b   Approve Repurchase and transfer of Shar For       For          Management
      es in Connection with Performance Share
       Plan
14c   Approve Transfer of Shares to Participa For       For          Management
      nts of Performance Share Plan
14d   Approve Alternative Equity Plan Financi For       For          Management
      ng
15    Approve Creation of Pool of Capital wit For       For          Management
      hout Preemptive Rights

--------------------------------------------------------------------------------

Seventy Seven Energy Inc.

Ticker: SVNT                 Security ID: 81809A100
Meeting Date: APR 20, 2017   Meeting Type: Special
Record Date: FEB 22, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management
3     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

St Paul's CLO IV Ltd.

Ticker:                      Security ID: G8523ZAE6
Meeting Date: JUL 1, 2016    Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
       Meeting Notice

--------------------------------------------------------------------------------

St Paul's CLO IV Ltd.

Ticker:                      Security ID: G8523ZAF3
Meeting Date: JUL 1, 2016    Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
       Meeting Notice

--------------------------------------------------------------------------------

TeamSystem S.p.A.

Ticker:                      Security ID: T1R98TAA5
Meeting Date: MAY 4, 2017    Meeting Type: Bondholder
Record Date: MAY 2, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as per For       For          Management
       Meeting Notice
2     Approve Extraordinary Resolution as per For       Do Not Vote  Management
       Meeting Notice

--------------------------------------------------------------------------------

Treasury Portfolio

Ticker: TRPXX                Security ID: 825252406
Meeting Date: MAR 9, 2017    Meeting Type: Special
Record Date: DEC 12, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.01  Election of Trustee David C. Arch       FOR       FOR          Management
1.02  Election of Trustee James T. Bunch      FOR       FOR          Management
1.03  Election of Trustee Bruce L. Crockett   FOR       FOR          Management
1.04  Election of Trustee Jack M. Fields      FOR       FOR          Management
1.05  Election of Trustee Martin L. Flanagan  FOR       FOR          Management
1.06  Election of Trustee Cynthia Hostetler   FOR       FOR          Management
1.07  Election of Trustee Eli Jones           FOR       FOR          Management
1.08  Election of Trustee Prema Mathai-Davis  FOR       FOR          Management
1.09  Election of Trustee Teresa M. Ressel    FOR       FOR          Management
1.10  Election of Trustee Larry Soll          FOR       FOR          Management
1.11  Election of Trustee Ann Barnett Stern   FOR       FOR          Management
1.12  Election of Trustee Raymond Stickel, Jr FOR       FOR          Management
      .
1.13  Election of Trustee Philip A. Taylor    FOR       FOR          Management
1.14  Election of Trustee Robert C. Troccoli  FOR       FOR          Management
1.15  Election of Trustee Christopher L. Wils FOR       FOR          Management
      on
2     To approve an amendment to each Trust's FOR       FOR          Management
       Agreement and Declaration of Trust

--------------------------------------------------------------------------------

tronc, Inc.

Ticker: TRNC                 Security ID: 89703P107
Meeting Date: APR 18, 2017   Meeting Type: Annual
Record Date: FEB 28, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Carol Crenshaw           For       For          Management
1.2   Elect Director Justin C. Dearborn       For       For          Management
1.3   Elect Director David Dreier             For       For          Management
1.4   Elect Director Eddy W. Hartenstein      For       For          Management
1.5   Elect Director Michael W. Ferro, Jr.    For       For          Management
1.6   Elect Director Philip G. Franklin       For       For          Management
1.7   Elect Director Richard A. Reck          For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

--------------------------------------------------------------------------------

Verso Corporation

Ticker: VRS                  Security ID: 92531L207
Meeting Date: MAY 12, 2017   Meeting Type: Annual
Record Date: APR 6, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert M. Amen           For       Withhold     Management
1.2   Elect Director Alan J. Carr             For       Withhold     Management
1.3   Elect Director Eugene I. Davis          For       For          Management
1.4   Elect Director B. Christopher DiSantis  For       For          Management
1.5   Elect Director Jerome L. Goldman        For       For          Management
1.6   Elect Director Steven D. Scheiwe        For       For          Management
1.7   Elect Director Jay Shuster              For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Deloitte & Touche LLP as Auditor For       For          Management
      s

--------------------------------------------------------------------------------

Vistra Energy Corp.

Ticker: VST                  Security ID: 92840M102
Meeting Date: MAY 16, 2017   Meeting Type: Annual
Record Date: MAR 24, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gavin R. Baiera          For       For          Management
1.2   Elect Director Curtis A. Morgan         For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify Deloitte & Touche LLP as Auditor For       For          Management
      s

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) INVESCO DYNAMIC CREDIT OPPORTUNITIES FUND

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date August 10, 2017

*	Please print the name and title of the signing officer below the signature